Shareholders' Equity (Details) $ / shares in Units, $ in Thousands			6 Months Ended		12 Months Ended
	Jun. 18, 2019 USD ($) shares	Jan. 10, 2017 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019	Dec. 31, 2017	Jun. 30, 2020 ₪ / shares
Shareholders' Equity (Details) [Line Items]
Net proceeds from offering				$ 130,379
Unrecognized compensation expense			$ 4,237
Weighted average vesting period			2 years 2 months 19 days
Ordinary shares, par value (in New Shekels per share) | ₪ / shares							₪ 0.01
Ordinary shares available for future grant (in Shares) | shares			2,981,902
Recognized reduction revenues			$ 1,400	$ 1,500
Master Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Warrants to purchase ordinary shares (in Shares) | shares		2,932,176
Exercise price (in Dollars per share) | $ / shares		$ 13.04
Payments for purchased products and services		$ 150,000
Vasting payments		$ 5,000
Class of warrant exercisable (in Shares) | shares			1,832,595
Restricted Stock Units (RSUs) [Member]
Shareholders' Equity (Details) [Line Items]
Unrecognized compensation expense			$ 21,184
Weighted average vesting period			3 years 2 months 23 days
Weighted average fair value of options granted (in Dollars per share) | $ / shares			$ 33.12
Options exercisable, description					25% of total options are exercisable one year after the date determined for each optionee and a further 6.25% at the end of each subsequent three-month period for 3 years.Under the Equity Incentive Plans and starting 2017, the Company grants Restricted Stock Units (“RSUs”). The RSU’s generally vest over a period of four years of employment. Options and RSU that have vested are exercisable for up to 10 years from the grant date of the options or RSU to each employee. Options and RSUs that are cancelled or forfeited before expiration become available for future grants.
Vesting payment						4 years
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares sold (in Shares) | shares	4,991,000
Net proceeds from offering	$ 129,710